Lease liability and Right-of-use assets (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 67	$ 66
Expense relating to short-term leases for which recognition exemption has been used	4	7
Expense relating to leases of low-value assets for which recognition exemption has been used	7	8
Cash outflow	379	339
Cash outflows for short term and low value leases	11	15
Cash outflows for payments of leases interest	56	51
Repayment of lease liability	$ 312	$ 273
Weighted average interest rate lease liabilities	3.40%	3.90%
Lease incentives	$ 0	$ 33